Cash Flow Information - Schedule of Liabilities Arising From Financing Activities (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	$ 190,743.7	$ 230,048.5	$ 275,822.4
Financing Cash Flow		(34,381.1)	(30,578.0)
Non-cash changes Foreign Exchange Movement		1,105.5	(9,113.6)
Non-cash changes Other Changes		(6,029.2)	(6,082.3)
Ending Balance		190,743.7	230,048.5
IFRS 16 [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	210,647.3
Financing Cash Flow	(6,908.8)
Non-cash changes Foreign Exchange Movement	(2,105.5)
Non-cash changes Lease modifications	419.7
Non-cash changes Other Changes	(7,583.6)
Ending Balance	194,469.1	210,647.3
Short-term loans [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	88,754.7	63,766.8	57,958.2
Financing Cash Flow		23,923.0	10,394.3
Non-cash changes Foreign Exchange Movement		1,064.9	(4,585.7)
Ending Balance		88,754.7	63,766.8
Short-term loans [member] | IFRS 16 [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	88,754.7
Financing Cash Flow	31,804.3
Non-cash changes Foreign Exchange Movement	(2,036.7)
Ending Balance	118,522.3	88,754.7
Guarantee deposits [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	10,189.0	16,080.6	26,670.6
Financing Cash Flow		(279.2)	(2,872.3)
Non-cash changes Foreign Exchange Movement		423.5	(1,609.0)
Non-cash changes Other Changes		(6,035.9)	(6,108.7)
Ending Balance		10,189.0	16,080.6
Guarantee deposits [member] | IFRS 16 [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	10,189.0
Financing Cash Flow	(639.1)
Non-cash changes Foreign Exchange Movement	4.5
Non-cash changes Other Changes	(7,824.5)
Ending Balance	1,729.9	10,189.0
Lease Liabilities [member] | IFRS 16 [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	19,903.6
Financing Cash Flow	(3,174.0)
Non-cash changes Foreign Exchange Movement	(73.3)
Non-cash changes Lease modifications	419.7
Non-cash changes Other Changes	240.9
Ending Balance	17,316.9	19,903.6
Bonds payable [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	91,800.0	150,201.1	191,193.6
Financing Cash Flow		(58,024.9)	(38,100.0)
Non-cash changes Foreign Exchange Movement		(382.9)	(2,918.9)
Non-cash changes Other Changes		6.7	26.4
Ending Balance		91,800.0	$ 150,201.1
Bonds payable [member] | IFRS 16 [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	91,800.0
Financing Cash Flow	(34,900.0)
Ending Balance	$ 56,900.0	$ 91,800.0